Investments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Unrealized loss position, accumulated loss	$ 184,339	$ 254,692
Unrealized loss position, 12 months or greater	183,065	218,467
U.S. Treasury securities and obligations of U.S. government agencies
Debt Securities, Available-for-sale [Line Items]
Cash and investments held with various state insurance departments	5,300	5,400
Unrealized loss position, accumulated loss	1,264	2,369
Unrealized loss position, 12 months or greater	$ 1,202	$ 109